Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,177,000.00
Previously Paid Amount	0.00
Total Fee Amount	162.54
Total Offset Amount	0.00
Net Fee	162.54
Narrative - Max Aggregate Offering Price	$ 1,177,000.00
Final Prospectus	true